UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--156.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--8.7%
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	4,000,000	4,369,800
Jefferson County,
Sewer Revenue, Capital
Improvement (Insured; FGIC)	5.75	2/1/09	7,500,000 a	7,890,225
The Board of Trustees of the
University of Alabama, HR
(University of Alabama at
Birmingham) (Insured; MBIA)	5.88	9/1/10	4,620,000 a	5,011,314
Alaska--3.5%
Alaska Housing Finance Corp.,
General Mortgage Revenue
(Insured; MBIA)	6.05	6/1/39	6,845,000	7,039,740
Arkansas--1.6%
Independence County,
PCR (Entergy Arkansas Inc.
Project)	5.00	1/1/21	3,000,000	3,091,170
California--14.2%
ABAG Financial Authority for
Nonprofit Corps., Insured
Revenue, COP (Odd Fellows Home
of California)	6.00	8/15/24	5,000,000	5,104,700
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	5,000,000	5,003,400
California Educational Facilities
Authority, Revenue (Mills
College)	5.00	9/1/34	2,000,000	2,069,860
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	2,740,350
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/36	2,500,000	2,524,300
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	3,545,000 a	3,913,857
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/20	1,455,000	1,588,293
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	6,000,000	1,738,440
Golden State Tobacco
Securitization Corp., Tobacco

Settlement Asset-Backed Bonds	7.80	6/1/42	3,000,000	3,662,910
Colorado--10.3%
Colorado Springs,
HR	6.38	12/15/10	2,835,000 a	3,130,974
Colorado Springs,
HR	6.38	12/15/30	2,890,000	3,148,799
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	2,480,000	2,565,560
University of Northern Colorado
Board of Trustees, Auxiliary
Facilities System Revenue
(Insured; FSA)	5.16	6/1/35	11,000,000 b,c	11,662,585
District of Columbia--1.4%
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/29	2,080,000	2,195,918
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA,
GNMA and GIC; Trinity Funding)	7.45	12/1/30	580,000	590,051
Florida--1.4%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	30,000 a	32,106
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,470,000	1,556,495
South Lake County Hospital
District, Revenue (South Lake
Hospital Inc.)	5.80	10/1/34	1,095,000	1,142,961
Georgia--.5%
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/19	1,000,000	1,064,970
Illinois--10.3%
Chicago
(Insured; FGIC)	6.13	7/1/10	3,685,000 a	4,013,739
Chicago
(Insured; FGIC)	6.13	7/1/10	315,000 a	343,101
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	65,000	65,274
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,800,000 a	6,301,294

Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,000,000 a	7,567,630
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	2,000,000 a	2,197,440
Indiana--1.4%
Franklin Township School Building
Corp., First Mortgage	6.13	7/15/10	2,500,000 a	2,747,025
Kansas--1.3%
Unified Government of Wyandotte
County/Kansas City, Tax-Exempt
Sales Tax Special Tax
Obligation Revenue
(Redevelopment Project Area B)	5.00	12/1/20	2,500,000	2,604,925
Maryland--4.9%
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)	5.63	6/1/13	2,000,000 a	2,223,660
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	6.00	7/1/09	7,000,000 a	7,474,390
Massachusetts--9.1%
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/14	5,000,000 a	5,434,550
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,066,880
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health				2,715,075
Systems Obligated Group Issue)	6.00	7/1/31	2,500,000
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	2,500,000	2,571,500
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	5,236,937
Michigan--3.5%
Hancock Hospital Finance
Authority, Mortgage Revenue
(Portgage Health) (Insured;
MBIA)	5.45	8/1/08	2,200,000 a	2,252,778
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,785,000	4,784,904
Minnesota--1.4%
Minnesota Agricultural and

Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	2,420,000 a	2,671,801
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	86,649
Mississippi--3.0%
Mississippi Business Finance
Corp., PCR (System Energy
Resources, Inc. Project)	5.88	4/1/22	6,000,000	6,000,720
Missouri--4.1%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,568,200
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	2,500,000	2,641,250
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	2,500,000 a	2,749,925
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	180,000	181,883
Nevada--2.2%
Clark County,
IDR (Southwest Gas Corp.
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	4,316,200
New Jersey--.9%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,610,000	1,707,695
New Mexico--2.4%
Farmington,
PCR (Public Service Co. of New
Mexico San Juan Project)	6.30	12/1/16	3,000,000	3,064,770
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program
(Collateralized: FHLMC and
GNMA)	6.85	9/1/31	1,660,000	1,685,481
New York--2.3%
Long Island Power Authority,
Electric System Revenue	5.00	9/1/27	1,500,000	1,567,785
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint

Francis Hospital Project)	5.00	7/1/27	2,930,000	3,027,159
North Carolina--3.2%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Co. Project)	5.75	8/1/35	1,500,000	1,608,375
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/26	3,000,000	3,128,970
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	1,525,000	1,573,525
Ohio--4.7%
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	5,000,000 a	5,305,650
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	5.75	9/1/30	105,000	105,811
Rickenbacker Port Authority,
Capital Funding Revenue (OASBO
Expanded Asset Pooled)	5.38	1/1/32	3,590,000	4,026,724
Oklahoma--1.3%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	2,500,000	2,627,800
Pennsylvania--7.8%
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; FGIC)	5.00	11/1/38	3,375,000	3,541,927
Pennsylvania Economic Development
Financing Authority, RRR
(Northampton Generating
Project)	6.60	1/1/19	3,500,000	3,539,165
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/31	7,750,000	8,393,715
South Carolina--10.9%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	5,171,600
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	2,500,000 a	2,667,550
Piedmont Municipal Power Agency,
Electric Revenue	5.25	1/1/21	3,500,000	3,567,655
Securing Assets for Education,

Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	2,500,000	2,641,275
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed Bonds	6.38	5/15/28	2,900,000	3,147,544
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed Bonds	6.38	5/15/30	3,750,000	4,402,950
Texas--13.3%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement (Insured;
FSA)	5.00	11/1/35	2,500,000	2,538,800
Gregg County Health Facilities
Development Corp., HR (Good
Shephard Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,750,400
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	3,565,000 a	3,977,827
Industrial Development Corp. of
Port of Corpus Christi,
Revenue (Valero Refining and
Marketing Co. Project)	5.40	4/1/18	2,350,000	2,428,560
Port of Corpus Christi Authority
of Nueces County, Revenue
(Union Pacific Corp. Project)	5.65	12/1/22	4,500,000	4,714,470
Sabine River Authority,
PCR (TXU Energy Co. LLC
Project)	6.15	8/1/22	2,500,000	2,716,325
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	7,000,000	7,377,230
Utah--.1%
Utah Housing Finance Agency,
Single Family Mortgage
(Collateralized; FHA)	6.00	1/1/31	235,000	239,315
Vermont--1.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000	1,676,430
Vermont Housing Finance Agency,
Single Family Housing
(Insured; FSA)	6.40	11/1/30	505,000	508,818
Washington--2.7%
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	5,000,000 a	5,301,600

West Virginia--3.8%
Braxton County,
SWDR (Weyerhaeuser Co. Project)	5.80	6/1/27	7,450,000	7,628,651
Wisconsin--5.1%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	2,500,000	2,824,550
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc,)	5.60	2/15/29	4,975,000	5,159,921
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	2,121,100
Wyoming--.8%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	1,500,000	1,594,590
U.S. Related--13.5%
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.97	7/1/38	8,000,000 b,c	8,202,920
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.97	7/1/38	10,000,000 b,c	10,253,650
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.80	7/1/15	8,000,000 b,c	8,196,800
Total Long-Term Municipal Investments
(cost $292,952,947)				311,371,591
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.2%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--.1%
Valdez,
Marine Terminal Revenue,
Refunding (Exxon Pipeline Co.
Project)	3.90	1/1/07	200,000 d	200,000
Montana--.2%
Montana Facility Finance
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Liquidity Facility;
JPMorgan Chase Bank)	4.00	1/1/07	350,000 d	350,000
Pennsylvania--.6%
Delaware County Industrial
Development Authority, PCR (BP
Oil Inc. Project)	3.98	1/1/07	100,000 d	100,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; Wachovia
Bank)	3.98	1/1/07	1,200,000 d	1,200,000

	Tennessee--.1%
	Clarksville Public Building
	Authority, Pooled Financing
	Revenue (Tennessee Municipal
	Bond Fund) (LOC; Bank of
	America)	4.00	1/1/07	100,000 d	100,000
	Utah--.2%
	Weber County,
	HR (IHC Health Services)
	(Liquidity Facility;
	Westdeutsche Landesbank)	4.00	1/1/07	450,000 d	450,000
	Total Short-Term Municipal Investments
	(cost $2,400,000)				2,400,000
	Total Investments (cost $295,352,947)			157.9%	313,771,591
	Liabilities, Less Cash and Receivables			(7.6%)	(15,071,882)
	Preferred Stock, at redemption value			(50.3%)	(100,000,000)
	Net Assets Applicable to
	Common Shareholders			100.0%	198,699,709

a		These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
		collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
		municipal issue and to retire the bonds in full at the earliest refunding date.
b	Collateral for floating rate borrowings.
c		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
		transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities
		amounted to $38,315,955 or 19.3% of net assets applicable to common shareholders.
d		Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal
Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment In Lieu Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)